UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 59.1%
SEI Conservative Income Fund, Cl Y	27,085	$ 271
SEI Daily Income Trust Short Duration Government Fund, Cl Y	43,332	457
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	5,809	54
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,540	69
SEI Institutional Managed Trust Real Return Fund, Cl Y *	10,713	109
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	10,302	109

Total Fixed Income Funds (Cost $1,055) ($ Thousands)		1,069

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	35,718	363
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	8,613	91
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	10,326	91

Total Multi-Asset Funds (Cost $530) ($ Thousands)		545

Equity Funds — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	4,732	55
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,185	54

Total Equity Funds (Cost $100) ($ Thousands)		109

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl A, 0.240%**	90,256	90

Total Money Market Fund (Cost $90) ($ Thousands)		90

Total Investments — 100.2% (Cost $1,775) ($ Thousands) @		$ 1,813

A list of the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

10/31/16	EUR	12	USD	14	$—

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Brown Brothers Harriman	$(14)	$14	$—

For the period ended September 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,810 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2016.

Cl — Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$1,813	$–	$–	$1,813

Total Investments in Securities	$1,813	$–	$–	$1,813

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts **

Unrealized Appreciation	$—	$—	$—	$—

Unrealized Depreciation	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

** Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

@   At September 30, 2016 , the tax basis cost of the Fund’s investments was $1,775 ($ Thousands), and the unrealized appreciation and depreciation were $38 ($ Thousands) and $— $ (Thousands), respectively.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report /September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Defensive Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income

SEI Conservative Income Fund, Class Y	$ —	$ 416	$ (145)	$ —	$ —	$ 271	$ —
SEI Daily Income Trust Short Duration Government Fund, Class Y	332	512	(391)	—	4	457	4
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	38	60	(44)	—	—	54	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	39	76	(50)	(4)	8	69	2
SEI Institutional Managed Trust Real Return Fund, Class Y	77	117	(88)	—	3	109	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	76	123	(93)	(1)	4	109	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	255	396	(294)	(4)	10	363	2
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	64	101	(78)	(4)	8	91	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	64	101	(76)	(2)	4	91	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	39	63	(51)	(2)	6	55	—
SEI Institutional Managed Trust Large Capital Fund, Class Y	—	12	(12)	—	—	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	39	63	(51)	(3)	6	54	—
SEI Daily Income Trust Government Fund, Class A	—	138	(48)	—	—	90	—
SEI Liquid Asset Trust Prime Obligation Fund, Class Y	255	243	(498)	—	—	—	—

Totals	$ 1,278	$ 2,421	$ (1,919)	$ (20)	$ 53	$ 1,813	$ 8

2	SEI Insurance Products Trust / Quarterly Report /September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 53.1%
SEI Conservative Income Fund , Cl Y	136,897	$ 1,369
SEI Daily Income Trust Short Duration Government Fund, Cl Y	159,016	1,678
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	73,402	685
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	27,147	275
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	54,887	410
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	129,578	930
SEI Institutional Managed Trust Real Return Fund, Cl Y *	80,790	822
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	103,625	1,096

Total Fixed Income Funds (Cost $7,152) ($ Thousands)		7,265

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	202,062	2,053
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	90,885	960
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	124,447	1,098

Total Multi-Asset Funds (Cost $4,061) ($ Thousands)		4,111

Equity Funds — 17.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	107,048	1,236
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	64,044	1,092

Total Equity Funds (Cost $2,212) ($ Thousands)		2,328

Total Investments — 100.2% (Cost $13,425) ($ Thousands) @		$ 13,704

A list of the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

10/31/16	EUR	91	USD	102	$—

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Brown Brothers Harriman	$(103)	$103	$—

For the period ended September 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $13,680 ($ Thousands).
*	Non-income producing security.

Cl — Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$13,704	$–	$–	$13,704

Total Investments in Securities	$13,704	$–	$–	$13,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts **

Unrealized Appreciation	$—	$—	$—	$—

Unrealized Depreciation	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

** Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

@    At September 30, 2016, the tax basis cost of the Fund’s investments was $13,425 ($ Thousands), and the unrealized appreciation and depreciation were $279 ($ Thousands) and $— ($ Thousands), respectively.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Conservative Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income

SEI Conservative Income Fund, Class Y	$ —	$ 2,604	$ (1,235)	$ —	$ —	$ 1,369	$ 3
SEI Daily Income Trust Short Duration Government Fund, Class Y	1,371	882	(593)	—	18	1,678	3
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	528	348	(194)	(1)	4	685	1
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	210	123	(94)	(5)	41	275	1
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	317	205	(118)	(3)	9	410	1
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	636	496	(271)	(35)	104	930	2
SEI Institutional Managed Trust Real Return Fund, Class Y	634	397	(231)	(2)	24	822	2
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	844	574	(359)	—	37	1,096	2
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	1,582	998	(562)	(8)	43	2,053	4
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	738	460	(282)	(13)	57	960	2
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	845	537	(315)	(21)	52	1,098	2
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	950	577	(379)	(6)	94	1,236	2
SEI Institutional Managed Trust Large Capital Fund, Class Y	—	81	(83)	2	—	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	840	530	(350)	(10)	82	1,092	2
SEI Liquid Asset Trust Prime Obligation Fund, Class Y	1,055	208	(1,263)	—	—	—	—

Totals	$ 10,550	$ 9,020	$ (6,329)	$ (102)	$ 565	$ 13,704	$ 27

2	SEI Insurance Products Trust / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 38.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	88,569	$ 934
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	56,833	575
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	57,615	431
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	191,467	1,375
SEI Institutional Managed Trust Real Return Fund, Cl Y *	84,793	862
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	122,339	1,294

Total Fixed Income Funds (Cost $5,344) ($ Thousands)		5,471

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	139,228	1,442
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	141,325	1,436
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	68,127	720
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	162,760	1,436

Total Multi-Asset Funds (Cost $4,916) ($ Thousands)		5,034

Equity Funds — 27.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	174,079	2,011
SEI Institutional Managed Trust Large Cap Fund, Cl Y	34,373	431
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	83,799	1,429

Total Equity Funds (Cost $3,670) ($ Thousands)		3,871

Total Investments — 100.2% (Cost $13,930) ($ Thousands) @		$ 14,376

A list of the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

10/31/16	EUR	191	USD	215	$(1)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Brown Brothers Harriman	$(216)	$215	$(1)

For the period ended September 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $14,354 ($ Thousands).
*	Non-income producing security.

Cl — Class

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$14,376	$–	$–	$14,376

Total Investments in Securities	$14,376	$–	$–	$14,376

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts **

Unrealized Appreciation	$—	$—	$—	$—

Unrealized Depreciation	—	(1)	—	(1)

Total Other Financial Instruments	$—	$(1)	$—	$(1)

** Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

@    At September 30, 2016, the tax basis cost of the Fund’s investments was $13,930 ($ Thousands), and the unrealized appreciation and depreciation were $446($ Thousands) and $— ($ Thousands), respectively.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report /September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income

SEI Daily Income Trust Short Duration Government Fund, Class Y	$ 789	$ 441	$ (307)	$ —	$ 11	$ 934	$ —
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	393	221	(117)	(11)	89	575	—
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	296	175	(47)	(1)	8	431	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	792	676	(190)	(24)	121	1,375	—
SEI Institutional Managed Trust Real Return Fund, Class Y	592	342	(95)	(2)	25	862	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	888	581	(217)	(1)	43	1,294	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	981	585	(297)	(34)	207	1,442	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	986	587	(164)	(3)	30	1,436	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	493	289	(94)	(5)	37	720	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	986	580	(176)	(17)	63	1,436	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	976	832	(355)	(6)	167	2,011	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	1,373	304	(193)	(38)	65	431	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	293	623	(276)	(12)	118	1,429	—

Totals	$ 9,838	$ 6,236	$ (2,528)	$ (154)	$ 984	$ 14,376	$ -

2	SEI Insurance Products Trust / Quarterly Report /September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Market Plus Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 56.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	32,442	$ 328
SEI Institutional International Trust International Equity Fund, Cl Y	78,382	752
SEI Institutional Managed Trust Large Cap Fund, Cl Y	100,097	1,256
SEI Institutional Managed Trust Small Cap Fund, Cl Y	23,970	279

Total Equity Funds (Cost $2,593) ($ Thousands)		2,615

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	36,862	373
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	36,519	373
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	51,961	373

Total Fixed Income Funds (Cost $1,068) ($ Thousands)		1,119

Multi-Asset Funds — 20.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	90,770	940

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
Total Multi-Asset Funds (Cost $888) ($ Thousands)		$ 940

Total Investments — 100.2% (Cost $4,549) ($ Thousands) @		$ 4,674

Percentages are based on Net Assets of $4,666 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$4,674	$–	$–	$4,674

Total Investments in Securities	$4,674	$–	$–	$4,674

@   At September 30, 2016, the tax basis cost of the Fund’s investments was $4,549 ($ Thousands), and the unrealized appreciation and depreciation were $162 ($ Thousands) and $(37) ($ Thousands), respectively.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 314	$ 71	$ (116)	$ (21)	$ 80	$ 328	$ —
SEI Institutional International Trust International Equity Fund, Class Y	727	206	(200)	(14)	33	752	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	1,218	292	(313)	(77)	136	1,256	—
SEI Institutional Managed Trust Small Cap Fund, Class Y	270	79	(88)	(22)	40	279	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	360	62	(104)	(9)	64	373	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	362	77	(87)	(4)	25	373	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	363	85	(107)	(14)	46	373	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	900	224	(301)	(42)	159	940	—

Totals	$ 4,514	$ 1,096	$ (1,316)	$ (203)	$ 583	$ 4,674	$ -

SEI Insurance Products Trust / Quarterly Report / September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Balanced Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 41.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	56,238	$ 569
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	39,826	406
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	102,566	737
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	153,789	1,627

Total Fixed Income Funds (Cost $3,252) ($ Thousands)		3,339

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	156,396	1,620
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	23,122	244
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	92,092	812

Total Multi-Asset Funds (Cost $2,635) ($ Thousands)		2,676

Equity Funds — 26.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	23,990	243
SEI Institutional International Trust International Equity Fund, Cl Y	68,102	653
SEI Institutional Managed Trust Large Cap Fund, Cl Y	77,816	977

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Small Cap Fund, Cl Y	20,852	$ 243

Total Equity Funds (Cost $2,137) ($ Thousands)		2,116

Total Investments — 100.2% (Cost $8,024) ($ Thousands) @		$ 8,131

Percentages are based on Net Assets of $8,115 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$8,131	$–	$–	$8,131

Total Investments in Securities	$8,131	$–	$–	$8,131

@   At September 30, 2016, the tax basis cost of the Fund’s investments was $8,024 ($ Thousands), and the unrealized appreciation and depreciation were $165 ($ Thousands) and $(58) ($ Thousands), respectively.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income

SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$ 393	$ 141	$ (37)	$ (4)	$ 76	$ 569	$ —
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	280	127	(23)	(1)	23	406	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	508	206	(35)	(5)	63	737	30
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	1,126	526	(78)	(2)	55	1,627	21
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	1,123	426	(106)	(14)	191	1,620	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	168	73	(8)	—	11	244	7
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	563	259	(32)	(3)	25	812	—
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	169	71	(37)	(5)	45	243	—
SEI Institutional International Trust International Equity Fund, Class Y	449	225	(38)	(4)	21	653	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	669	329	(69)	(17)	65	977	6
SEI Institutional Managed Trust Small Cap Fund, Class Y	167	90	(31)	(6)	23	243	—

Totals	$ 5,615	$ 2,473	$ (494)	$ (61)	$ 598	$ 8,131	$ 64

SEI Insurance Products Trust / Quarterly Report / September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

VP Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 38.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	55,493	$ 561
SEI Institutional International Trust International Equity Fund, Cl Y	128,951	1,237
SEI Institutional Managed Trust Large Cap Fund, Cl Y	161,795	2,030
SEI Institutional Managed Trust Small Cap Fund, Cl Y	38,579	450

Total Equity Funds (Cost $4,380) ($ Thousands)		4,278

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	216,456	2,242
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	21,200	224
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	126,969	1,120

Total Multi-Asset Funds (Cost $3,579) ($ Thousands)		3,586

Fixed Income Funds — 30.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	77,349	783
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	66,335	677
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	125,332	900

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	95,093	$ 1,006

Total Fixed Income Funds (Cost $3,293) ($ Thousands)		3,366

Total Investments — 100.2% (Cost $11,252) ($ Thousands) @		$ 11,230

Percentages are based on Net Assets of $11,207 ($ Thousands).

Cl — Class

The following is a list of the inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$11,230	$–	$–	$11,230

Total Investments in Securities	$11,230	$–	$–	$11,230

@   At September 30, 2016, the tax basis cost of the Fund’s investments was $11,252 ($ Thousands), and the unrealized appreciation and depreciation were $172 ($ Thousands) and $(194) ($ Thousands), respectively.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 520	$ 101	$ (160)	$ (28)	$ 128	$ 561	$ —
SEI Institutional International Trust International Equity Fund, Class Y	1,150	251	(192)	(21)	49	1,237	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	1,883	402	(357)	(85)	187	2,030	13
SEI Institutional Managed Trust Small Cap Fund, Class Y	417	113	(111)	(26)	57	450	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,091	292	(422)	(54)	335	2,242	7
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	210	38	(35)	(2)	13	224	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	1,049	190	(154)	(14)	49	1,120	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	733	87	(152)	(16)	131	783	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	627	117	(106)	(4)	43	677	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	844	137	(159)	(21)	99	900	44
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	948	192	(174)	(1)	41	1,006	16

Totals	$ 10,472	$ 1,920	$ (2,022)	$ (272)	$ 1,132	$ 11,230	$ 80

SEI Insurance Products Trust / Quarterly Report / September 30, 2016	1

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 28, 2016

By	/s/ James Hoffmayer
James Hoffmayer
Controller & CFO

Date: November 28, 2016